[THACHER PROFFITT LOGO]


                                January 19, 2005

BY EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention: Filing Desk

                  Citigroup Mortgage Loan Trust Inc.
                  Registration Statement on Form S-3 relating to Mortgage Pass-Through Certificates and Mortgage-Backed Notes
                  -------------------------------------------------------

Ladies and Gentlemen:

         On behalf of Citigroup Mortgage Loan Trust Inc. (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 has been made to you by the Registrant by wire transfer in federal same day funds.

         The objectives of the above-captioned Registration Statement are to register $1,000,000.00 of Mortgage Pass-Through Certificates and Mortgage-Backed Notes and to comply with the requirements of Regulation AB.

         If you require any additional information, please call the undersigned at 212.912.7550.

                                            Very truly yours,



                                            Mark A. Russo


Copy with enclosures to:
Division of Corporation Finance
Branch 12 (Mail Stop 7-2)